Cash and cash equivalents - Schedule of cash and cash equivalents by currency denomination and jurisdiction (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	¥ 322,252	$ 44,148	¥ 585,171
China | RMB
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	199,572		516,923
China | USD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	91,020		66,174
Overseas | RMB
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	0		0
Overseas | USD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	29,023		460
Overseas | SGD
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents, at Carrying Value	¥ 2,637		¥ 1,614